Inventories, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Inventory Disclosure [Abstract]
Slow moving inventories	$ 89	$ 125	$ 39